UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05987

Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2010

Date of reporting period:	March 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	VALUE
	New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (84.9%)
	Austin Trust
$2,750	New York City Municipal Water Finance Authority Fiscal 2009 Ser CC Custody Receipts Ser 2008-1192	0.30%	04/07/10	$2,750,000
2,200	New York City Municipal Water Finance Authority Second General Fiscal 2007 Ser DD Custody Receipts Ser 2008-1206	0.30	04/07/10	2,200,000
5,480	New York State Environmental Facilities Corp., Ser 2002 B Custody Receipts Ser 2008-3051X	0.30	04/07/10	5,480,000
2,650	Barclays Capital Municipal Trust Receipts, Battery Park City Authority Ser 2009 B Floater-TRs Ser 1B	0.28	04/07/10	2,650,000
	City of New York
1,500	Fiscal 2003 Subser C-4	0.26	04/07/10	1,500,000
2,050	Fiscal 2004 Ser A Subser A-5	0.26	04/07/10	2,050,000
1,525	Fiscal 2004 Ser A Subser A-5	0.28	04/07/10	1,525,000
2,200	Fiscal 2004 Ser H Subser H-2	0.26	04/07/10	2,200,000
3,100	Fiscal 2008 Ser 2007 Subser D-3	0.29	04/07/10	3,100,000
7,000	Fiscal 2008 Subser D-4	0.27	04/07/10	7,000,000
3,495	Fiscal 2008 Subser J-4	0.29	04/01/10	3,495,000
3,550	Fiscal 2008 Subser L-6	0.25	04/01/10	3,550,000
1,770	J P Morgan Chase & Co., Port Authority of New York & New Jersey Cons Ser 156 PUTTERs Ser 3647	0.28	04/07/10	1,770,000
	Metropolitan Transportation Authority
7,950	Dedicated Tax Ser 2008 B-1	0.25	04/07/10	7,950,000
5,000	Dedicated Tax Ser 2008 B-1	0.25	04/07/10	5,000,000
3,885	Dedicated Tax Ser 2008 B-3	0.25	04/07/10	3,885,000
3,260	Ser 2002 A PUTTERs Ser 2911Z (AGM Insd)	0.59	04/07/10	3,260,000
3,000	Ser 2005 G Subser G-1	0.27	04/01/10	3,000,000
5,000	Nassau County Interim Finance Authority, Sales Tax Ser 2008 D-2	0.27	04/07/10	5,000,000
	New York City Housing Development Corp.
1,910	James Tower Development 2002 Ser A	0.28	04/07/10	1,910,000
6,400	Multi Family Carnegie Park Ser 1997 A	0.28	04/07/10	6,400,000
5,545	Multi-Family Housing 2010 Ser E-1	0.28	06/15/10	5,545,000
2,500	Queens College Residences 2009 Series A	0.27	04/07/10	2,500,000
	New York City Industrial Development Agency
5,045	Brooklyn United Methodist Church Home Civic Facility Ser 2000	0.32	04/07/10	5,045,000
1,800	FC Hanson Office Associates LLC Ser 2004	0.29	04/07/10	1,800,000
7,000	United Jewish Appeal Federation Ser 2004 B	0.26	04/07/10	7,000,000
	New York City Municipal Water Finance Authority
1,000	Fiscal 2003 Ser F Sub-Ser F-2	0.31	04/01/10	1,000,000
4,100	Second General Fiscal 2007 Ser CC-1 New York City Municipal Water Finance Authority	0.29	04/01/10	4,100,000
	New York City Transitional Finance Authority
3,300	Future Tax Fiscal 2003 Ser C Subser C4	0.27	04/07/10	3,300,000
2,785	Recovery Fiscal 2003 Ser 2 Subser 2 F	0.29	04/01/10	2,785,000
1,000	New York Liberty Development Corp., World Trade Center Ser 2009 A	0.50	01/18/11	1,000,000
	New York State Dormitory Authority
1,100	Cornell University Ser 2008 B	0.32	04/01/10	1,100,000
4,500	New York Law School Ser 2009	0.25	04/07/10	4,500,000
2,000	Pratt Institute Ser 2009 B	0.29	04/07/10	2,000,000
12,400	Rockefeller University Ser 2009 B	0.29	04/07/10	12,400,000
3,495	New York State Environmental Facilities Corp., Clean Water & Drinking Ser 2008 B PUTTERs Ser 2900	0.28	04/07/10	3,495,000
	New York State Housing Finance Agency
2,500	Related-Taconic West 17th Street Ser 2009 A	0.27	04/07/10	2,500,000
1,250	Shore Hill Housing 2008 Ser A	0.27	04/07/10	1,250,000
	New York State Local Government Services Corp.
6,650	Ser 1995 D	0.30	04/07/10	6,650,000
7,055	Ser 1995 E	0.34	04/07/10	7,055,000
4,000	Ser 1995 F	0.27	04/07/10	4,000,000

$7,420	New York State Urban Development Corp., Personal Income Tax Ser B PUTTERs Ser 2887	0.28%	04/07/10	$7,420,000
6,500	Oneida County Industrial Development Agency, Preswick Glen Civic Facility Ser 2006	0.27	04/07/10	6,500,000
3,830	Triborough Bridge & Tunnel Authority, Ser 2001 A Municipal Securities Trust Receipts Ser 2008 SGC-54 Class A	0.30	04/07/10	3,830,000
	Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $172,450,000)			172,450,000

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	New York Tax-Exempt Short-Term Municipal Notes and Bonds (10.9%)
1,550	Allegany-Limestone Central School District, Ser 2009 BANs, dtd 06/30/09	2.375%	06/30/10	1.25%	1,551,779
2,000	Board of Cooperative Educational Services, Oneida Herkimer & Madison Counties Sole Supervisory District Ser 2009 RANs, dtd 09/10/09	2.00	06/25/10	1.53	2,002,166
1,000	City of Syracuse, Ser 2009 A RANs, dtd 09/09/09	2.00	06/30/10	1.18	1,002,008
1,000	Greater Southern Tier Board of Cooperative Educational Services District, Supervisory District Ser 2009 RANs, dtd 09/22/09	2.00	06/30/10	1.21	1,001,934
1,910	Holland Patent Central School District, Ser 2009 BANs, dtd 06/25/09	2.00	06/25/10	1.20	1,910,000
4,000	Metropolitan Transportation Authority, Ser 2010 RANs, dtd 03/31/10	2.00	12/31/10	0.38	4,048,264
1,554	North Syracuse Central School District, Ser 2009 BANS, dtd 06/18/09	2.25	06/18/10	1.28	1,557,479
1,000	Schroon Lake Central School District, Ser 2009 BANs, dtd 06/19/09	2.00	06/18/10	1.30	1,001,476
1,017	Sodus Central School District, Ser 2009 BANs, dtd 06/26/09	2.00	06/25/10	1.23	1,016,880
	South Glens Falls Central School District
1,378	Ser 2009 BANs, dtd 09/03/09	1.75	08/04/10	1.21	1,380,657
1,851	Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.41	1,854,634
1,000	Tompkins-Seneca-Tioga Board of Cooperative Educational Services, Ser 2009 RANs, dtd 10/15/09	2.00	06/30/10	1.27	1,001,786
1,055	Van Hornesville-Owen D Young Central School District, Ser 2009 BANs, dtd 12/10/09	1.75	07/09/10	1.05	1,056,995
1,780	Village of Addison, Ser 2010 BANs, dtd 01/14/10	2.50	05/14/10	1.50	1,782,110

	Total New York Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $22,168,168)				22,168,168

	New York Tax-Exempt Commercial Paper (6.6%)
8,000	Long Island Power Authority, Electric System Ser 2008 CP-3	0.22	05/10/10	0.22	8,000,000
	New York State Power Authority
3,000	Ser 1	0.23	05/05/10	0.23	3,000,000
2,500	Ser 2	0.24	06/02/10	0.24	2,500,000
	Total New York Tax-Exempt Commercial Paper(Cost $13,500,000)				13,500,000

	Total Investments (Cost $208,118,168) (c)			102.4%	208,118,168
	Liabilities in Excess of Other Assets			(2.4)	(4,907,094)
	Net Assets			100.0%	$203,211,074

BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at March 31, 2010.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGM	Assured Guaranty Municipal Corp.

Morgan Stanley New York Municipal Money Market Trust

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Short-Term Investments
New York Tax-Exempt Short-Term Variable Rate Municipal Obligations	$172,450,000	—	$172,450,000	—
New York Tax-Exempt Short-Term Municipal Notes and Bonds	22,168,168	—	22,168,168	—
New York Tax-Exempt Commercial Paper	13,500,000	—	13,500,000	—
Total	$208,118,168	—	$208,118,168	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2010